American Century Quantitative Equity Funds, Inc. Statement of Additional Information Supplement
Supplement dated September 1, 2016 ■ Statement of Additional Information dated November 1, 2015

The following replaces the entry for Yulin Long in the Accounts Managed table on page 44 of the statement of additional information and the information is provided as of August 26, 2016.

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Yulin Long	Number of Accounts	5	1	0
	Assets	$2.5 billion(9)	$47.5 million	N/A

[9]	Includes $808.0 million in Disciplined Growth, $41.9 million in Disciplined Growth Plus, $516.0 million in Global Gold, $510.9 million in NT Disciplined Growth and $608.4 million in Utilities.

The following replaces the entry for Elizabeth Xie in the Accounts Managed table on page 44 of the statement of additional information and the information is provided as of May 12, 2016.

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Elizabeth Xie	Number of Accounts	5	1	1
	Assets	$1.4 billion(10)	$61.0 million	$4.6 million

[10]	Includes $446.9 million in Global Gold, $30.4 million in International Core Equity and $5.1 million in Emerging Markets Value.

The following replaces the entries for William Martin under Disciplined Growth, Disciplined Growth Plus, NT Disciplined Growth and Utilities in the Ownership of Securities table on pages 47 and 48 of the statement of additional information and the information is provided as of August 26, 2016. In addition, the entries for Dr. Long under Emerging Markets Value and International Core Equity should be deleted.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Disciplined Growth
Yulin Long	A
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000;
G – More than $1,000,000.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Disciplined Growth Plus
Yulin Long	A
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000;
G – More than $1,000,000.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
NT Disciplined Growth(1)
Yulin Long	A
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000;
G – More than $1,000,000.
1 The portfolio managers cannot invest directly in this fund, which is available for purchase only by funds advised by American Century Investments.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Utilities
Yulin Long	C
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000;
G – More than $1,000,000.

The following replaces the entry for Global Gold in the Ownership of Securities table on page 47 of the statement of additional information and the information is provided as of May 12, 2016.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Global Gold
Yulin Long	A
Elizabeth Xie	D
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000;
G – More than $1,000,000.

©2016 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-90292   1609